Gold-linked Loan (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / oz	Dec. 19, 2023 USD ($) Ounces
Disclosure of Detailed Information About Gold-linked Loan [Line Items]
Fair value gain on gold-linked loan	$ 172
Discounted cash flow [member]
Disclosure of Detailed Information About Gold-linked Loan [Line Items]
Estimated long-term gold price per ounce | $ / oz	1,712
Discounted cash flow [member] | Risk-free Interest Rate [Member]
Disclosure of Detailed Information About Gold-linked Loan [Line Items]
Significant unobservable input, assets	0.0353
Discounted cash flow [member] | Expected Volatility Of Gold [Member]
Disclosure of Detailed Information About Gold-linked Loan [Line Items]
Significant unobservable input, assets	0.1425
Discounted cash flow [member] | Calibrated Credit Spread [Member]
Disclosure of Detailed Information About Gold-linked Loan [Line Items]
Significant unobservable input, assets	0.0348
Borborema Inc. [Member]
Disclosure of Detailed Information About Gold-linked Loan [Line Items]
Loans receivable at fair value		$ 10,000
Loans receivable bears interest rate at number of ounces of gold | Ounces		110